Other Reserve	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Reserve [Abstract]
Other reserve
22.	Other reserve

	Share premium	Other comprehensive income reserve		Other reserves	Total
(Euro thousands)		Cumulative translation adjustment	Re-measurement of defined benefit plans

Balance at December 31, 2022	743,501	(716)	675	19,501	762,961
Employee share-based compensation	—	—	—	1,971	1,971
Changes in ownership interest in a subsidiary without change of control	—	—	—	(4,672)	(4,672)
Capital contribution from non-controlling interests	—	—	—	2,775	2,775
Currency translation differences	—	6,854	—	—	6,854
Actuarial reserve relating to employee benefit	—	—	9	—	9

Balance at June 30, 2023	743,501	6,138	684	19,575	769,898

Balance at December 31, 2021	137,285	295	(586)	12,466	149,460
Employee share-based compensation	—	—	—	4,297	4,297
Changes in ownership interest in a subsidiary without change of control	—	—	—	93	93
Currency translation differences	—	(7,366)	—	—	(7,366)
Actuarial reserve relating to employee benefit	—	—	272	—	272

Balance at June 30, 2022	137,285	(7,071)	(314)	16,856	146,756

Other comprehensive income reserve includes the following:

•	a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;

•	gains and losses on the re-measurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;

31. Other reserve

		Other comprehensive income reserve		Other reserves	Total

(Euro thousands)	Share premium	Cumulative translation adjustment	Re-measurement of defined benefit plans

Balance at January 1, 2020	45,882	1,757	—	(3,032)	44,607
Capital injection from shareholders	24,279	—	—	—	24,279
Employee share-based compensation	—	—	—	5,389	5,389
Debt forgiveness by shareholder	—	—	—	3,176	3,176
Capital contribution from non-controlling interests	—	—	—	119	119
Changes in ownership interest in a subsidiary without change of control	—	—	—	(1,084)	(1,084)
Currency translation differences	—	4,893	—	—	4,893
Actuarial reserve relating to employee benefit	—	—	(181)	—	(181)
Balance at January 1, 2021	70,161	6,650	(181)	4,568	81,198
Capital injection from shareholders	67,124	—	—	—	67,124
Employee share-based compensation	—	—	—	7,208	7,208
Capital contribution from non-controlling interests	—	—	—	566	566
Changes in ownership interest in a subsidiary without change of control	—	—	—	124	124
Currency translation differences	—	(6,355)	—	—	(6,355)
Actuarial reserve relating to employee benefit	—	—	(405)	—	(405)

Balance at December 31, 2021	137,285	295	(586)	12,466	149,460
Capital injection from shareholders	6,454	—	—	—	6,454
Employee share-based compensation	—	—	—	7,431	7,431
Changes in ownership interest in a subsidiary without change of control	—	—	—	(396)	(396)
Currency translation differences	—	(1,011)	—	—	(1,011)
Actuarial reserve relating to employee benefit	—	—	1,261	—	1,261
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	599,762	—	—	—	599,762

Balance at December 31, 2022	743,501	(716)	675	19,501	762,961

At December 31, 2022, other reserve amounted to Euro599.76 million was net of Euro601.33 million as a result of shares issued as part of the Reverse Recapitalization and transaction costs of Euro1.57 million.
Other comprehensive income reserve includes the following:

•	a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;

•	gains and losses on the re-measurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;